STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]
Revenues	$ 853,338	$ 242,799	$ 1,519,999	$ 1,073,214	$ 1,119,281	$ 1,802,963
Cost of revenue	671,412	78,025	1,077,098	498,139	627,362	856,519
Gross profit	181,926	164,774	442,901	575,075	491,919	946,444
Operating expense	864,394	481,456	1,614,340	1,368,061	1,750,778	939,727
(Loss) income from operations	(682,468)	(316,682)	(1,171,439)	(792,986)	(1,258,859)	6,717
Interest expense	(147,148)		(313,053)
(Loss) before provision for income taxes	(829,616)	(316,682)	(1,484,492)	(792,986)	(1,258,859)	6,717
Provision for income taxes					0	0
Net (loss) income	(829,616)	(316,682)	(1,484,492)	(792,986)	(1,258,859)	6,717
Net (loss) income per share,basic and diluted (2011 pro forma)	$ (0.06)	$ (0.02)	$ (0.11)	$ (0.06)	$ (0.10)	$ 0
Weighted average shares outstanding (2011 pro forma)	13,801,891	12,912,129	13,295,851	12,819,481	12,842,770	12,328,767
Unaudited pro forma income tax information:
Net (loss) income (per above)	(829,616)	(316,682)	(1,484,492)	(792,986)	(1,258,859)	6,717
Unaudited pro forma provision for income taxes					0	1,512
Unaudited pro forma net (loss) income					$ (1,258,859)	$ 5,205